Apr. 01, 2017
PIONEER BOND FUND

SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS,
DATED APRIL 1, 2017

At a meeting held on June 13, 2017, shareholders of Pioneer Bond Fund approved a proposal to change the Fund's investment objectives.

The following replaces the Fund's investment objectives:

INVESTMENT OBJECTIVES

The fund seeks current income and total return.